[DECHERT LETTERHEAD]

July 1, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Exchange Traded Funds Trust

File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Exchange Traded Funds Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to sixteen series of the Trust. The interactive data filings relate to the supplements filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on June 13, 2011.

The Prospectuses were filed with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7174 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ William G. Allensworth
William G. Allensworth

cc:	John V. O’Hanlon

Mary Beth Rhoden